Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 2,783,719	$ 2,217,412
Accounts receivable	143,429	80,044
Inventory, net	242,630	416,531
Current portion of mortgage note receivable	39,061	37,439
Prepaid insurance and services	137,069	18,185
Prepaid clinical expenses	612,161
Total current assets	3,958,069	2,769,611
FURNITURE AND EQUIPMENT, NET	13,546	18,571
RIGHT-TO-USE LEASE ASSET, NET	51,017
MORTGAGE NOTE RECEIVABLE, LESS CURRENT PORTION	90,596	129,674
TOTAL ASSETS	4,113,228	2,917,856
CURRENT LIABILITIES
Current portion of lease liability	16,385
Accounts payable and accrued expenses	3,124,735	1,925,332
Total current liabilities	3,141,120	1,925,332
Long-term lease liability, less current portion	36,126
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $.0001 per share, 500,000,000 shares authorized, 169,876,130 and 121,564,990 shares issued and outstanding, at September 30, 2020 and December 31, 2019	12,155	9,075
Preferred stock, par value $.0001 per share, 5,000,000 shares authorized
Additional paid-in capital	26,044,060	18,701,211
Stock subscription receivable		(130,062)
Accumulated deficit	(25,120,233)	(17,587,700)
Total stockholders' equity (deficit)	935,982	992,524
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 4,113,228	$ 2,917,856